TIME DEPOSITS	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]
NOTE 10 TIME DEPOSITS

At December 31, 2014, scheduled maturities of time deposits (in thousands) were as follows:

2015	$62,464
2016	18,520
2017	7,662
2018	7,849
2019	7,189
2020 and thereafter	2,715
$106,399